CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ EQUITY (DEFICIT) (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Jun. 23, 2022	Jul. 31, 2017	Dec. 31, 2022	Dec. 31, 2021	Jun. 06, 2023	Jun. 05, 2023	Nov. 30, 2021
Subsidiary, Sale of Stock [Line Items]
Reverse stock split	1-for-7 reverse stock split
Common stock par value	$ 0.007		$ 0.007	$ 0.007			$ 0.007
Preferred stock, shares authorized			20,000,000
Preferred stock par value			$ 0.001
Proceeds from issuance of private placement			0	0
Net proceeds			$ 6,027,414
Preferred stock, shares outstanding			0	0
Conversion price per share			$ 4.20
Common stock, shares authorized			14,285,714	14,285,714	25,000,000	14,285,715
Common stock, shares issued			8,381,324	2,677,140
Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized					1,142,857		7,142,857
Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized					2,000,000		14,285,714
Series A Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Reverse stock split		1-for-7 reverse stock split
Proceeds from issuance of private placement		600,000
Net proceeds		$ 1,500,000
Shares issued for exchange of notes payable and accrued interest		$ 2,600,000
Number of shares issued in debt conversion		756,558
Preferred stock voting rights			Each share of Series A preferred stock was entitled to the number of votes equal to the number of shares of Common Stock into which each share of Series A preferred stock could be converted at the record date for determination of the stockholders entitled to vote. The voting rights and powers were equal to the voting rights and powers of the Common Stock. For so long as 30% or more of the shares of Series A preferred stock remain outstanding, the holders of the Series A preferred stock, voting together as a single class, were entitled to elect one director of the Company
Dividend discription			The holders of shares of Series A preferred stock were entitled to receive dividends, when, as, and if declared by the Company’s board of directors, out of any assets legally available therefor, prior, and in preference to any declaration of payment of any dividend on the Company’s Common Stock at the rate of 8% per share. The right to receive dividends was not cumulative, and no right to such dividends would accrue to the holders of Series A preferred stock by reason of the fact that dividends on such shares are not declared or paid in any year
Number of shares issued during conversion				756,558
Conversion price per share			$ 3.00
Gross proceeds			$ 10,000,000
Share issued price per share			$ 7.70
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of private placement		200,000